UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Emerging Markets Equity Fund
Class A [PEMMX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$149	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Emerging Markets Equity Fund returned 37.93%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSA-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	37.93	7.69	10.76
Class A (with sales charge)	30.00	6.42	10.10
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSA-1026

HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSA-1026

Putnam Emerging Markets Equity Fund
Class C [PEMZX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$237	2.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Emerging Markets Equity Fund returned 36.94%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSC-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	36.94	6.88	10.09
Class C (with sales charge)	35.94	6.88	10.09
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSC-1026

HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSC-1026

Putnam Emerging Markets Equity Fund
Class R [PEMLX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$179	1.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Emerging Markets Equity Fund returned 37.60%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	37.60	7.41	10.47
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSR-1026

HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSR-1026

Putnam Emerging Markets Equity Fund
Class R6 [PEMQX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$106	0.89%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Putnam Emerging Markets Equity Fund returned 38.43%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSR6-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	38.43	8.13	11.18
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSR6-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSR6-1026

Putnam Emerging Markets Equity Fund
Class Y [PEMYX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Emerging Markets Equity Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$119	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Emerging Markets Equity Fund returned 38.31%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 39.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Overweight position in:
↑	Samsung Electronics, a consumer electronics and semiconductor company
↑	Elite Material, a manufacturer of printed circuit board materials
↑	Taiwan Semiconductor Manufacturing, a semiconductor foundry

Top detractors from performance:
↓	Overweight position in Tencent Holdings, an internet and technology company
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Underweight position in MediaTek, a semiconductor company
Putnam Emerging Markets Equity Fund	PAGE 1	39111-ATSY-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	38.31	7.96	11.03
MSCI Emerging Markets Index-NR	39.25	8.18	9.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$819,633,287
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid	$5,252,344
Portfolio Turnover Rate	74%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Emerging Markets Equity Fund	PAGE 2	39111-ATSY-1026

HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581  or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Emerging Markets Equity Fund	PAGE 3	39111-ATSY-1026

Putnam Global Technology Fund
Class A [PGTAX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Global Technology Fund returned 45.80%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company
Putnam Global Technology Fund	PAGE 1	39116-ATSA-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	45.80	16.07	23.90
Class A (with sales charge)	37.42	14.71	23.17
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%
Putnam Global Technology Fund	PAGE 2	39116-ATSA-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Technology Fund	PAGE 3	39116-ATSA-1026

Putnam Global Technology Fund
Class C [PGTDX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Global Technology Fund returned 44.70%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company
Putnam Global Technology Fund	PAGE 1	39116-ATSC-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	44.70	15.21	23.16
Class C (with sales charge)	43.70	15.21	23.16
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%
Putnam Global Technology Fund	PAGE 2	39116-ATSC-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Technology Fund	PAGE 3	39116-ATSC-1026

Putnam Global Technology Fund
Class R [PGTRX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$155	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Global Technology Fund returned 45.43%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company
Putnam Global Technology Fund	PAGE 1	39116-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	45.43	15.79	23.59
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%
Putnam Global Technology Fund	PAGE 2	39116-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Technology Fund	PAGE 3	39116-ATSR-1026

Putnam Global Technology Fund
Class R6 [PTTEX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.68%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Putnam Global Technology Fund returned 46.27%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company
Putnam Global Technology Fund	PAGE 1	39116-ATSR6-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	46.27	16.48	24.32
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%
Putnam Global Technology Fund	PAGE 2	39116-ATSR6-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Technology Fund	PAGE 3	39116-ATSR6-1026

Putnam Global Technology Fund
Class Y [PGTYX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Technology Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$94	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Global Technology Fund returned 46.16%. The Fund compares its performance to the MSCI ACWI Information Technology Index-NR and the Putnam Global Technology Linked Benchmark†, which both returned 43.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Marvell Technology, a semiconductor company
↑	Overweight position in ASML, a semiconductor equipment manufacturer
↑	Overweight position in Samsung Electronics, a consumer electronics and semiconductor company

Top detractors from performance:
↓	Underweight position in Micron Technology, a producer of memory and storage semiconductors
↓	Underweight position in SK Hynix, a memory-chip manufacturer
↓	Out-of-benchmark position in Roblox, an online game platform and game creation company
Putnam Global Technology Fund	PAGE 1	39116-ATSY-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	46.16	16.36	24.21
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI ACWI Information Technology Index-NR	43.95	18.99	23.60
Putnam Global Technology Linked Benchmark†	43.95	19.16	23.97
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,930,823,617
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	40
Total Management Fee Paid	$9,735,794
Portfolio Turnover Rate	61%
Putnam Global Technology Fund	PAGE 2	39116-ATSY-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Technology Fund	PAGE 3	39116-ATSY-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell, Kenneth Tanji and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell, Kenneth Tanji and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell, Kenneth Tanji and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $145,621 in August 31, 2025 and $143,905 in August 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,522 in August 31, 2025 and $30,522 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $583,796 in August 31, 2025 and $1,557,011 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Funds Trust
Financial Statements and Other Important Information
Annual | August 31,  2026
Putnam Emerging Markets Equity Fund
Putnam Global Technology Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 43
Tax Information 44
Changes In and Disagreements with Accountants 45
Results of Meeting(s) of Shareholders 45
Remuneration Paid to Directors, Officers and Others 45
Board Approval of Management and Subadvisory Agreements 45

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.76 $14.24 $11.76 $11.28 $17.25
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.17 0.16 0.10 0.05
Net realized and unrealized gains (losses) ........... 6.18 2.58 2.42 0.38 (5.20)
Total from investment operations .................... 6.34 2.75 2.58 0.48 (5.15)
Less distributions from:
Net investment income .......................... (0.10) (0.23) (0.10) — (0.01)
Net realized gains ............................. — — — — (0.81)
Total distributions ............................... (0.10) (0.23) (0.10) — (0.82)
Net asset value, end of year ....................... $23.00 $16.76 $14.24 $11.76 $11.28
Total return
c
................................... 37.93% 19.66% 22.07% 4.26% (31.05)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.46% 1.53% 1.49% 1.56% 1.62%
Expenses net of waiver and payments by affiliates
d
...... 1.25% 1.27% 1.19% 1.25% 1.33%
Net investment income ........................... 0.76% 1.17% 1.28% 0.90% 0.38%
Supplemental data
Net assets, end of year (000’s) ..................... $304,997 $228,392 $206,120 $187,270 $197,474
Portfolio turnover rate ............................ 74% 96% 55% 63% 127%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.43 $13.12 $10.84 $10.47 $16.19
Income from investment operations
a
:
Net investment income (loss)
b
.................... —
c
0.06 0.06 0.01 (0.06)
Net realized and unrealized gains (losses) ........... 5.71 2.37 2.22 0.36 (4.84)
Total from investment operations .................... 5.71 2.43 2.28 0.37 (4.90)
Less distributions from:
Net investment income .......................... — (0.12) —
c
— (0.01)
Net realized gains ............................. — — — — (0.81)
Total distributions ............................... — (0.12) —
c
— (0.82)
Net asset value, end of year ....................... $21.14 $15.43 $13.12 $10.84 $10.47
Total return
d
................................... 36.94% 18.69% 21.08% 3.53% (31.55)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.21% 2.28% 2.24% 2.31% 2.37%
Expenses net of waiver and payments by affiliates
e
...... 2.00% 2.02% 1.94% 2.00% 2.08%
Net investment income (loss) ...................... 0.01% 0.43% 0.49% 0.13% (0.42)%
Supplemental data
Net assets, end of year (000’s) ..................... $4,854 $4,178 $5,169 $5,542 $7,088
Portfolio turnover rate ............................ 74% 96% 55% 63% 127%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.55 $14.05 $11.62 $11.17 $17.13
Income from investment operations
a
:
Net investment income
b
......................... 0.10 0.14 0.12 0.07 0.02
Net realized and unrealized gains (losses) ........... 6.10 2.55 2.38 0.38 (5.16)
Total from investment operations .................... 6.20 2.69 2.50 0.45 (5.14)
Less distributions from:
Net investment income .......................... (0.08) (0.19) (0.07) — (0.01)
Net realized gains ............................. — — — — (0.81)
Total distributions ............................... (0.08) (0.19) (0.07) — (0.82)
Net asset value, end of year ....................... $22.67 $16.55 $14.05 $11.62 $11.17
Total return .................................... 37.60% 19.36% 21.65% 4.03% (31.21)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.78% 1.74% 1.81% 1.87%
Expenses net of waiver and payments by affiliates
c
...... 1.51% 1.52% 1.44% 1.50% 1.58%
Net investment income ........................... 0.52% 0.94% 0.99% 0.65% 0.17%
Supplemental data
Net assets, end of year (000’s) ..................... $8,124 $12,678 $5,022 $4,660 $4,510
Portfolio turnover rate ............................ 74% 96% 55% 63% 127%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.20 $14.61 $12.07 $11.52 $17.53
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.24 0.21 0.16 0.11
Net realized and unrealized gains (losses) ........... 6.34 2.64 2.48 0.39 (5.30)
Total from investment operations .................... 6.58 2.88 2.69 0.55 (5.19)
Less distributions from:
Net investment income .......................... (0.17) (0.29) (0.15) — (0.01)
Net realized gains ............................. — — — — (0.81)
Total distributions ............................... (0.17) (0.29) (0.15) — (0.82)
Net asset value, end of year ....................... $23.61 $17.20 $14.61 $12.07 $11.52
Total return .................................... 38.43% 20.13% 22.53% 4.77% (30.77)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.12% 1.06% 1.12% 1.20%
Expenses net of waiver and payments by affiliates
c
...... 0.89% 0.87% 0.76% 0.81% 0.91%
Net investment income ........................... 1.15% 1.57% 1.60% 1.33% 0.81%
Supplemental data
Net assets, end of year (000’s) ..................... $139,501 $57,009 $24,965 $27,784 $27,655
Portfolio turnover rate ............................ 74% 96% 55% 63% 127%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Emerging Markets Equity Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.10 $14.52 $12.00 $11.48 $17.49
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.22 0.20 0.13 0.08
Net realized and unrealized gains (losses) ........... 6.31 2.62 2.44 0.39 (5.27)
Total from investment operations .................... 6.53 2.84 2.64 0.52 (5.19)
Less distributions from:
Net investment income .......................... (0.15) (0.26) (0.12) — (0.01)
Net realized gains ............................. — — — — (0.81)
Total distributions ............................... (0.15) (0.26) (0.12) — (0.82)
Net asset value, end of year ....................... $23.48 $17.10 $14.52 $12.00 $11.48
Total return .................................... 38.31% 19.99% 22.22% 4.53% (30.84)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.28% 1.24% 1.31% 1.37%
Expenses net of waiver and payments by affiliates
c
...... 1.00% 1.02% 0.94% 1.00% 1.08%
Net investment income ........................... 1.03% 1.41% 1.55% 1.13% 0.60%
Supplemental data
Net assets, end of year (000’s) ..................... $362,158 $197,772 $150,854 $146,736 $137,553
Portfolio turnover rate ............................ 74% 96% 55% 63% 127%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, August 31, 2026
Putnam Emerging Markets Equity Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 1.2%
Embraer SA ....................................... Brazil 527,500 $ 9,517,611
Automobiles 2.9%
a
Ather Energy Ltd. ................................... India 132,441 2,388,645
Kia Corp. ......................................... South Korea 87,725 8,367,952
Mahindra & Mahindra Ltd. ............................. India 382,126 13,165,313
23,921,910
Banks 14.0%
Al Rajhi Bank ...................................... Saudi Arabia 592,205 10,553,659
Bank of China Ltd. , H ................................ China 24,427,000 18,334,473
CTBC Financial Holding Co. Ltd. ........................ Taiwan 5,543,000 11,307,650
Grupo Financiero Banorte SAB de CV , O .................. Mexico 986,894 11,175,135
HSBC Holdings plc .................................. United Kingdom 244,400 5,029,654
ICICI Bank Ltd. ..................................... India 1,335,799 20,347,740
KB Financial Group, Inc. .............................. South Korea 135,861 17,042,929
National Bank of Greece SA ........................... Greece 508,177 9,931,576
OTP Bank Nyrt. ..................................... Hungary 74,490 10,714,099
114,436,915
Broadline Retail 2.7%
Alibaba Group Holding Ltd. ............................ China 1,550,300 22,161,177
Capital Markets 1.9%
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 195,600 10,575,397
Korea Investment Holdings Co. Ltd. ..................... South Korea 33,289 4,649,922
15,225,319
Communications Equipment 1.1%
Accton Technology Corp. .............................. Taiwan 137,000 8,771,104
Construction & Engineering 1.2%
Larsen & Toubro Ltd. ................................. India 229,228 9,717,993
Electrical Equipment 3.2%
Contemporary Amperex Technology Co. Ltd. , A ............. China 160,600 8,678,610
GE Vernova T&D India Ltd. ............................ India 110,591 5,160,098
Harbin Electric Co. Ltd. , H ............................. China 2,856,000 6,097,942
Hyosung Heavy Industries Corp. ........................ South Korea 3,013 6,476,195
26,412,845
Electronic Equipment, Instruments & Components 4.2%
Delta Electronics, Inc. ................................ Taiwan 77,000 4,467,139
Elite Material Co. Ltd. ................................ Taiwan 51,000 8,810,786
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 800,000 6,301,436
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 8,291 8,743,896
Unimicron Technology Corp. ........................... Taiwan 178,000 5,601,522
33,924,779
Financial Services 2.5%
a
Aditya Birla Capital Ltd. ............................... India 2,229,728 9,574,412
FirstRand Ltd. ...................................... South Africa 1,791,041 10,601,904
20,176,316
Health Care Providers & Services 1.0%
Apollo Hospitals Enterprise Ltd. ......................... India 83,691 7,815,226
Independent Power and Renewable Electricity Producers 1.5%
NTPC Ltd. ......................................... India 3,690,834 12,681,241

Putnam Funds Trust
Schedule of Investments
Putnam Emerging Markets Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.3%
SK Square Co. Ltd. .................................. South Korea 3,058 $ 2,286,294
Insurance 3.1%
China Pacific Insurance Group Co. Ltd. , H ................. China 3,121,600 12,010,545
Powszechny Zaklad Ubezpieczen SA .................... Poland 458,584 9,122,196
a
Rasan Information Technology Co. ...................... Saudi Arabia 122,579 4,462,938
25,595,679
Interactive Media & Services 4.3%
Tencent Holdings Ltd. ................................ China 609,900 35,029,718
IT Services 0.6%
Tata Consultancy Services Ltd. ......................... India 208,523 5,245,532
Life Sciences Tools & Services 1.4%
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 474,623 11,430,169
Machinery 0.6%
Weichai Power Co. Ltd. , A ............................. China 1,253,300 5,054,304
Metals & Mining 2.9%
Anglogold Ashanti plc ................................ Australia 102,072 11,465,361
Zijin Mining Group Co. Ltd. , H .......................... China 2,556,000 11,918,313
23,383,674
Oil, Gas & Consumable Fuels 2.5%
PetroChina Co. Ltd. , H ............................... China 10,830,000 14,035,628
a,c
Vista Energy SAB de CV , ADR ......................... Argentina 90,169 6,443,477
20,479,105
Personal Care Products 0.8%
APR Corp. ........................................ South Korea 20,450 6,925,019
Semiconductors & Semiconductor Equipment 26.0%
ASE Technology Holding Co. Ltd. ....................... Taiwan 450,000 8,289,341
MediaTek, Inc. ..................................... Taiwan 124,000 15,341,774
Nanya Technology Corp. .............................. Taiwan 209,000 3,575,146
NAURA Technology Group Co. Ltd. , A .................... China 56,615 5,892,316
SK Hynix, Inc. ...................................... South Korea 40,189 48,640,257
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,759,889 132,258,959
213,997,793
Technology Hardware, Storage & Peripherals 10.6%
Asia Vital Components Co. Ltd. ......................... Taiwan 70,000 7,555,475
Lenovo Group Ltd. .................................. China 2,672,000 10,237,240
Samsung Electronics Co. Ltd. .......................... South Korea 370,700 69,981,818
87,774,533
Transportation Infrastructure 1.5%
International Container Terminal Services, Inc. .............. Philippines 847,640 12,021,007
Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 849,762 4,145,860
Wireless Telecommunication Services 4.0%
Bharti Airtel Ltd. .................................... India 661,212 12,568,708
Etihad Etisalat Co. .................................. Saudi Arabia 470,524 8,347,584
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 1,801,000 5,733,483

Putnam Funds Trust
Schedule of Investments
Putnam Emerging Markets Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
MTN Group Ltd. .................................... South Africa 545,970 $ 6,403,244
33,053,019
Total Common Stocks (Cost $ 578,963,983 ) ...................................
791,184,142
Preferred Stocks 1.4%
Banks 1.4%
d
Itau Unibanco Holding SA , 4 .59% ....................... Brazil 1,486,299 11,336,094
Total Preferred Stocks (Cost $ 10,174,593 ) ....................................
11,336,094
Total Long Term Investments (Cost $ 589,138,576 ) .............................
802,520,236
a
Short Term Investments 3.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
e
U.S. Treasury Bills ,
3.68%, 10/22/26 ................................... United States 2,200,000 2,188,377
3.75%, 12/10/26 ................................... United States 900,000 890,630
3,079,007
Total U.S. Government and Agency Securities (Cost $ 3,079,272 ) ................
3,079,007
Shares
Management Investment Companies 2.0%
f,g
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 16,417,888 16,417,888
Total Management Investment Companies (Cost $ 16,417,888 ) ..................
16,417,888
h
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
f,g
Putnam Cash Collateral Pool, LLC , 3.859% ................ United States 5,818,925 5,818,925
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 5,818,925 ) ..........................................................
5,818,925
Total Short Term Investments (Cost $ 25,316,085 ) ..............................
25,315,820
a
Total Investments (Cost $ 614,454,661 ) 101.0% ................................
$827,836,056
Other Assets, less Liabilities (1.0) % .........................................
(8,202,769)
Net Assets 100.0% .........................................................
$819,633,287
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Emerging Markets Equity Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At August 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the value of this security was
$11,430,169, representing 1.4% of net assets.
c
A portion or all of the security is on loan at August 31, 2026. See Note 1 ( d ).
d
Variable rate security. The rate shown represents the yield at period end.
e
The rate shown represents the yield at period end.
f
See Note 3 ( g ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1 ( d ) regarding securities on loan.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI Emerging Markets Index .................. Long 90 $ 7,699,950 9/18/26 $ 59,398
Total Futures Contracts ...................................................................... $59,398
*
As of period end.
See Note 8 regarding other derivative information.
See A bbreviations on page 4 2 .

Putnam Funds Trust
Financial Highlights
Putnam Global Technology Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $78.53 $71.47 $52.84 $41.60 $72.06
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.34) (0.23) (0.18) (0.04) (0.13)
Net realized and unrealized gains (losses) ........... 33.18 11.94 19.03 11.86 (17.76)
Total from investment operations .................... 32.84 11.71 18.85 11.82 (17.89)
Less distributions from:
Net investment income .......................... — — (0.22) (0.58) —
Net realized gains ............................. (8.75) (4.65) — — (12.57)
Total distributions ............................... (8.75) (4.65) (0.22) (0.58) (12.57)
Net asset value, end of year ....................... $102.62 $78.53 $71.47 $52.84 $41.60
Total return
c
................................... 45.80% 17.05% 35.78% 28.95% (29.49)%
Ratios to average net assets
Expenses
d
.................................... 1.01% 1.04% 1.07% 1.11% 1.09%
e
Net investment (loss) ............................ (0.39)% (0.32)% (0.30)% (0.09)% (0.25)%
Supplemental data
Net assets , end of year (000’s) ..................... $877,991 $650,092 $597,771 $447,328 $349,016
Portfolio turnover rate ............................ 61% 66% 55% 57% 57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Global Technology Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $65.64 $60.90 $45.18 $35.60 $63.96
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.81) (0.64) (0.56) (0.33) (0.47)
Net realized and unrealized gains (losses) ........... 27.10 10.03 16.28 10.18 (15.32)
Total from investment operations .................... 26.29 9.39 15.72 9.85 (15.79)
Less distributions from:
Net investment income .......................... — — — (0.27) —
Net realized gains ............................. (8.75) (4.65) — — (12.57)
Total distributions ............................... (8.75) (4.65) — (0.27) (12.57)
Net asset value, end of year ....................... $83.18 $65.64 $60.90 $45.18 $35.60
Total return
c
................................... 44.70% 16.18% 34.79% 27.96% (30.01)%
Ratios to average net assets
Expenses
d
.................................... 1.76% 1.79% 1.82% 1.86% 1.84%
e
Net investment (loss) ............................ (1.14)% (1.07)% (1.05)% (0.86)% (1.02)%
Supplemental data
Net assets , end of year (000’s) ..................... $71,668 $61,568 $63,449 $49,281 $46,030
Portfolio turnover rate ............................ 61% 66% 55% 57% 57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Global Technology Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $74.26 $67.99 $50.32 $39.67 $69.46
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.52) (0.38) (0.32) (0.14) (0.26)
Net realized and unrealized gains (losses) ........... 31.15 11.30 18.13 11.29 (16.96)
Total from investment operations .................... 30.63 10.92 17.81 11.15 (17.22)
Less distributions from:
Net investment income .......................... — — (0.14) (0.50) —
Net realized gains ............................. (8.75) (4.65) — — (12.57)
Total distributions ............................... (8.75) (4.65) (0.14) (0.50) (12.57)
Net asset value, end of year ....................... $96.14 $74.26 $67.99 $50.32 $39.67
Total return .................................... 45.43% 16.75% 35.46% 28.61% (29.65)%
Ratios to average net assets
Expenses
c
..................................... 1.26% 1.29% 1.32% 1.36% 1.34%
d
Net investment (loss) ............................ (0.64)% (0.57)% (0.55)% (0.32)% (0.51)%
Supplemental data
Net assets , end of year (000’s) ..................... $20,833 $13,246 $10,033 $8,237 $4,790
Portfolio turnover rate ............................ 61% 66% 55% 57% 57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Global Technology Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $83.07 $75.10 $55.47 $43.67 $74.76
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.06) 0.02 0.04 0.15 0.08
Net realized and unrealized gains (losses) ........... 35.34 12.60 19.99 12.40 (18.60)
Total from investment operations .................... 35.28 12.62 20.03 12.55 (18.52)
Less distributions from:
Net investment income .......................... — — (0.40) (0.75) —
Net realized gains ............................. (8.75) (4.65) — — (12.57)
Total distributions ............................... (8.75) (4.65) (0.40) (0.75) (12.57)
Net asset value, end of year ....................... $109.60 $83.07 $75.10 $55.47 $43.67
Total return .................................... 46.27% 17.46% 36.28% 29.42% (29.23)%
Ratios to average net assets
Expenses
c
..................................... 0.68% 0.69% 0.72% 0.73% 0.73%
d
Net investment income (loss) ...................... (0.06)% 0.02% 0.06% 0.31% 0.15%
Supplemental data
Net assets , end of year (000’s) ..................... $180,487 $133,853 $128,284 $91,067 $55,899
Portfolio turnover rate ............................ 61% 66% 55% 57% 57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Global Technology Fund
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $82.51 $74.70 $55.18 $43.42 $74.48
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.13) (0.05) (0.03) 0.08 (0.02)
Net realized and unrealized gains (losses) ........... 35.08 12.51 19.89 12.36 (18.47)
Total from investment operations .................... 34.95 12.46 19.86 12.44 (18.49)
Less distributions from:
Net investment income .......................... — — (0.34) (0.68) —
Net realized gains ............................. (8.75) (4.65) — — (12.57)
Total distributions ............................... (8.75) (4.65) (0.34) (0.68) (12.57)
Net asset value, end of year ....................... $108.71 $82.51 $74.70 $55.18 $43.42
Total return .................................... 46.16% 17.35% 36.15% 29.25% (29.31)%
Ratios to average net assets
Expenses
c
..................................... 0.76% 0.79% 0.82% 0.86% 0.84%
d
Net investment income (loss) ...................... (0.14)% (0.07)% (0.05)% 0.17% (0.03)%
Supplemental data
Net assets , end of year (000’s) ..................... $779,845 $544,611 $502,681 $338,396 $264,770
Portfolio turnover rate ............................ 61% 66% 55% 57% 57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Schedule of Investments, August 31, 2026
Putnam Global Technology Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.0%
Broadline Retail 2.5%
a
Amazon.com, Inc. ................................... United States 186,638 $ 48,482,953
Communications Equipment 3.1%
Cisco Systems, Inc. ................................. United States 535,846 59,205,625
Construction & Engineering 0.7%
Acter Group Corp. Ltd. ............................... Taiwan 493,000 13,424,551
Electronic Equipment, Instruments & Components 3.2%
a
Coherent Corp. ..................................... United States 82,164 22,827,624
Delta Electronics, Inc. ................................ Taiwan 342,000 19,841,058
Yageo Corp. ....................................... Taiwan 1,079,000 18,525,603
61,194,285
IT Services 5.8%
Accenture plc , A .................................... United States 92,588 17,569,499
a
GDS Holdings Ltd. , ADR .............................. China 540,754 17,223,015
a
MongoDB, Inc. , A ................................... United States 57,950 26,272,791
a
Snowflake, Inc. , A ................................... United States 155,404 51,505,548
112,570,853
Machinery 1.2%
Ebara Corp. ....................................... Japan 404,100 11,698,888
NGK Corp. ........................................ Japan 382,400 12,635,820
24,334,708
Semiconductors & Semiconductor Equipment 46.5%
a
Advanced Micro Devices, Inc. .......................... United States 117,253 55,193,332
Advantest Corp. .................................... Japan 69,900 14,629,191
ASE Technology Holding Co. Ltd. ....................... Taiwan 510,000 9,394,586
ASML Holding NV ................................... Netherlands 44,475 75,431,092
Broadcom, Inc. ..................................... United States 137,184 50,804,723
Infineon Technologies AG ............................. Germany 326,773 21,301,389
Lam Research Corp. ................................. United States 132,099 39,826,528
Marvell Technology, Inc. .............................. United States 299,434 63,378,200
MediaTek, Inc. ..................................... Taiwan 202,000 24,992,246
Micron Technology, Inc. ............................... United States 9,330 8,944,951
NVIDIA Corp. ...................................... United States 1,448,536 319,807,778
a
Semtech Corp. ..................................... United States 70,518 9,376,073
SK Hynix, Inc. ...................................... South Korea 35,569 43,048,727
a
SK Hynix, Inc. , ADR ................................. South Korea 104,609 17,216,549
STMicroelectronics NV ............................... Singapore 279,447 13,985,806
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,730,000 130,012,745
897,343,916
Software 15.1%
Microsoft Corp. ..................................... United States 418,603 212,353,116
Oracle Corp. ....................................... United States 249,525 37,209,168
a
Palantir Technologies, Inc. , A ........................... United States 104,576 19,490,875
a
Synopsys, Inc. ..................................... United States 55,310 24,313,723
293,366,882
Technology Hardware, Storage & Peripherals 14.9%
Apple, Inc. ........................................ United States 771,860 244,563,841
Lenovo Group Ltd. .................................. China 4,796,000 18,374,926

Putnam Funds Trust
Schedule of Investments
Putnam Global Technology Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Wiwynn Corp. ...................................... Taiwan 99,000 $ 22,122,190
285,060,957
Total Common Stocks (Cost $ 919,910,146 ) ...................................
1,794,984,730
Preferred Stocks 6.7%
Technology Hardware, Storage & Peripherals 6.7%
b
Samsung Electronics Co. Ltd. , 0 .91% .................... South Korea 954,863 129,314,300
Total Preferred Stocks (Cost $ 60,966,948 ) ....................................
129,314,300
Total Long Term Investments (Cost $ 980,877,094 ) .............................
1,924,299,030
a
Short Term Investments 0.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
c ,d
U.S. Treasury Bills ,
3.68%, 10/22/26 ................................... United States 1,100,000 1,094,189
3.75%, 12/10/26 ................................... United States 4,200,000 4,156,269
5,250,458
Total U.S. Government and Agency Securities (Cost $ 5,250,246 ) ................
5,250,458
Shares
Management Investment Companies 0.2%
e,f
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 3,581,310 3,581,310
Total Management Investment Companies (Cost $ 3,581,310 ) ...................
3,581,310
Total Short Term Investments (Cost $ 8,831,556 ) ...............................
8,831,768
a
Total Investments (Cost $ 989,708,650 ) 100.2% ................................
$1,933,130,798
Other Assets, less Liabilities (0.2) % .........................................
(2,307,181)
Net Assets 100.0% .........................................................
$1,930,823,617
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable rate security. The rate shown represents the yield at period end.
c
The rate shown represents the yield at period end.
d
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2026, the aggregate value of these securities pledged amount-
ed to $3,404,640, representing 0.2% of net assets.
e
See Note 3(g) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments
Putnam Global Technology Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At August 31, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... TDOM Buy 1,427,900 1,915,706 9/16/26 $ 19,113 $ —
Euro ............. BOFA Buy 6,773,100 7,780,492 9/16/26 91,124 —
Euro ............. BOFA Sell 7,924,000 9,232,411 9/16/26 23,232 —
Euro ............. BZWS Sell 6,579,000 7,664,305 9/16/26 18,269 —
Euro ............. CITI Buy 22,161,800 25,388,643 9/16/26 394,883 (27,347)
Euro ............. CITI Sell 16,977,800 19,771,993 9/16/26 40,596 —
Euro ............. GSCO Buy 5,552,200 6,345,149 9/16/26 107,552 —
Euro ............. GSCO Sell 21,114,000 24,580,919 9/16/26 42,480 —
Euro ............. HSBK Buy 14,129,400 16,450,208 9/16/26 — (29,187)
Euro ............. JPHQ Sell 20,721,400 24,122,739 9/16/26 40,575 —
Euro ............. MSCO Buy 15,516,300 17,834,711 9/16/26 199,476 (1,328)
Euro ............. MSCO Sell 14,387,600 16,565,883 9/16/26 — (155,214)
Euro ............. SSBT Sell 3,008,300 3,500,280 9/16/26 4,070 —
Euro ............. TDOM Sell 20,116,800 23,408,914 9/16/26 29,409 —
Euro ............. UBSW Buy 23,795,100 27,451,699 9/16/26 219,363 (16,682)
Euro ............. WPAC Sell 7,544,700 8,778,281 9/16/26 9,921 —
Swedish Krona ..... MSCO Buy 26,263,000 2,809,698 9/16/26 — (65,453)
Canadian Dollar .... BOFA Buy 3,127,300 2,217,409 10/14/26 43,414 —
Canadian Dollar .... GSCO Sell 5,361,700 3,801,516 10/14/26 — (74,623)
Canadian Dollar .... JPHQ Buy 7,370,700 5,226,971 10/14/26 101,537 —
Canadian Dollar .... MSCO Buy 2,625,000 1,860,579 10/14/26 37,115 —
Canadian Dollar .... SSBT Buy 6,362,300 4,509,733 10/14/26 89,771 —
Canadian Dollar .... UBSW Buy 3,486,900 2,471,382 10/14/26 49,406 —
Canadian Dollar .... WPAC Buy 3,181,400 2,255,312 10/14/26 44,620 —
Israeli New Shekel .. GSCO Buy 4,934,900 1,641,007 10/14/26 11,583 —
Israeli New Shekel .. HSBK Buy 5,015,800 1,670,658 10/14/26 9,024 —
Israeli New Shekel .. SSBT Buy 6,230,100 2,074,661 10/14/26 11,664 —
Chinese Yuan ...... BOFA Sell 29,789,900 4,444,118 11/10/26 — (11,617)
Chinese Yuan ...... CITI Sell 44,918,300 6,700,477 11/10/26 — (18,043)
Chinese Yuan ...... GSCO Sell 58,224,300 8,686,544 11/10/26 — (22,180)
Chinese Yuan ...... HSBK Sell 26,952,900 4,020,157 11/10/26 — (11,242)
Chinese Yuan ...... JPHQ Buy 40,255,400 6,005,400 11/10/26 15,680 —
Chinese Yuan ...... SSBT Buy 13,487,600 2,011,744 11/10/26 5,623 —
Chinese Yuan ...... TDOM Sell 33,062,100 4,931,624 11/10/26 — (13,540)
Chinese Yuan ...... UBSW Buy 5,757,300 858,768 11/10/26 2,363 —
Hong Kong Dollar ... BZWS Buy 24,525,300 3,135,350 11/10/26 380 —
Hong Kong Dollar ... CITI Sell 54,851,800 7,012,659 11/10/26 — (524)
Hong Kong Dollar ... GSCO Sell 2,663,400 340,544 11/10/26 10 —
Hong Kong Dollar ... HSBK Sell 28,945,000 3,699,011 11/10/26 — (1,807)
Hong Kong Dollar ... JPHQ Buy 21,665,900 2,770,116 11/10/26 20 —
Hong Kong Dollar ... MSCO Sell 65,879,400 8,421,226 11/10/26 — (1,913)
Hong Kong Dollar ... SSBT Buy 138,016,200 17,646,872 11/10/26 — (542)
Hong Kong Dollar ... TDOM Sell 24,095,900 3,080,923 11/10/26 95 —
Hong Kong Dollar ... UBSW Buy 41,654,900 5,324,028 11/10/26 1,840 —
Hong Kong Dollar ... UBSW Sell 49,297,100 6,302,694 11/10/26 — (283)
Japanese Yen ...... BOFA Sell 1,098,040,100 6,962,268 11/10/26 50,962 —
Japanese Yen ...... CITI Sell 941,190,100 5,973,667 11/10/26 49,610 —
Japanese Yen ...... GSCO Buy 528,149,600 3,346,411 11/10/26 — (22,121)
Japanese Yen ...... HSBK Buy 1,907,855,500 12,085,361 11/10/26 — (76,899)
Japanese Yen ...... JPHQ Buy 451,323,600 2,862,639 11/10/26 — (21,909)
Japanese Yen ...... MSCO Buy 401,864,800 2,546,006 11/10/26 — (16,581)
Japanese Yen ...... SSBT Buy 505,233,500 3,201,226 11/10/26 — (21,175)
Japanese Yen ...... TDOM Buy 2,615,089,600 16,570,182 11/10/26 — (110,233)

Putnam Funds Trust
Schedule of Investments
Putnam Global Technology Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... UBSW Sell 1,879,383,300 11,906,798 11/10/26 $ 77,546 $ —
New Taiwan Dollar .. BOFA Sell 301,921,800 9,408,888 11/10/26 — (132,466)
New Taiwan Dollar .. BZWS Sell 419,051,800 13,073,308 11/10/26 — (169,597)
New Taiwan Dollar .. GSCO Sell 816,173,400 25,423,587 11/10/26 — (369,183)
New Taiwan Dollar .. HSBK Sell 545,094,400 16,990,132 11/10/26 — (235,980)
New Taiwan Dollar .. MSCO Sell 78,591,800 2,449,106 11/10/26 — (34,558)
New Taiwan Dollar .. SSBT Sell 65,964,100 2,055,148 11/10/26 — (29,454)
New Taiwan Dollar .. UBSW Buy 203,328,800 6,435,474 11/10/26 — (9,863)
Singapore Dollar .... BOFA Sell 2,484,300 1,953,511 11/10/26 — (10,262)
Singapore Dollar .... GSCO Buy 4,991,400 3,923,893 11/10/26 21,675 —
Singapore Dollar .... MSCO Sell 1,849,500 1,454,077 11/10/26 — (7,904)
Singapore Dollar .... SSBT Buy 4,369,200 3,434,563 11/10/26 19,173 —
Singapore Dollar .... TDOM Sell 13,742,600 10,802,232 11/10/26 — (60,926)
Singapore Dollar .... UBSW Sell 4,155,100 3,265,910 11/10/26 — (18,586)
Singapore Dollar .... WPAC Buy 12,897,100 10,136,640 11/10/26 58,174 —
South Korean Won .. BOFA Buy 10,232,554,900 7,394,533 11/10/26 94,776 —
South Korean Won .. BOFA Sell 18,044,211,300 12,771,148 11/10/26 — (435,591)
South Korean Won .. BZWS Sell 6,136,200,600 4,329,195 11/10/26 — (161,952)
South Korean Won .. GSCO Buy 15,218,863,100 10,743,232 11/10/26 395,606 —
South Korean Won .. GSCO Sell 11,353,037,000 8,213,744 11/10/26 — (95,657)
South Korean Won .. HSBK Sell 19,389,104,300 13,847,972 11/10/26 — (343,107)
South Korean Won .. JPHQ Buy 11,740,355,300 8,295,898 11/10/26 296,985 —
South Korean Won .. JPHQ Sell 4,869,543,800 3,440,887 11/10/26 — (123,180)
South Korean Won .. MSCO Sell 109,246,904,700 77,151,769 11/10/26 — (2,807,133)
South Korean Won .. UBSW Buy 13,618,255,200 9,770,595 11/10/26 196,742 —
Indian Rupee ...... GSCO Buy 735,201,500 7,658,349 11/12/26 26,242 —
Total Forward Exchange Contracts ................................................... $2,951,699 $(5,765,842)
Net unrealized appreciation (depreciation) ............................................ $(2,814,143)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See Abbreviations on page 42 .

Putnam Funds Trust
Financial Statements
Statements of Assets and Liabilities
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $592,217,848 $986,127,340
Cost - Non-controlled affiliates (Note 3 g ) ....................................... 22,236,813 3,581,310
Value - Unaffiliated issuers (Includes securities loaned of $5,795,406 and $—, respectively) $805,599,243 $1,929,549,488
Value - Non-controlled affiliates (Note 3 g ) ...................................... 22,236,813 3,581,310
Cash ................................................................... 148,537 560,408
Foreign currency, at value (cost $622,745 and $833, respectively) ..................... 622,745 845
Receivables:
Investment securities sold .................................................. 100,197 —
Capital shares sold ....................................................... 1,262,698 3,516,375
Dividends .............................................................. 351,116 430,833
European Union tax reclaims (Note 1 e ) ........................................ 471,008 —
Unrealized appreciation on OTC forward exchange contracts ......................... — 2,951,699
Prepaid expenses ......................................................... 123,652 54,322
Total assets ......................................................... 830,916,009 1,940,645,280
Liabilities:
Payables:
Investment securities purchased ............................................. 1,999,084 —
Capital shares redeemed .................................................. 985,190 1,644,858
Management fees ........................................................ 531,717 967,129
Administrative fees ....................................................... 2,736 6,078
Distribution fees ......................................................... 74,663 255,335
Transfer agent fees ....................................................... 263,976 455,460
Trustees' fees and expenses ................................................ 130,864 19,649
Variation margin on futures contracts .......................................... 16,200 —
Deposits from brokers for:
OTC derivative contracts ................................................. — 560,408
Unrealized depreciation on OTC forward exchange contracts ......................... — 5,765,842
Payable upon return of securities loaned (Note 1 d ) ................................. 5,818,925 —
Deferred taxes on unrealized appreciation ....................................... 1,307,279 —
Accrued expenses and other liabilities .......................................... 152,088 146,904
Total liabilities ........................................................ 11,282,722 9,821,663
Net assets, at value ................................................ $819,633,287 $1,930,823,617
Net assets consist of:
Paid-in capital ............................................................ $535,021,784 $861,413,285
Total distributable earnings (losses) ............................................ 284,611,503 1,069,410,332
Net assets, at value ................................................ $819,633,287 $1,930,823,617

Putnam Funds Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Class A:
Net assets, at value ...................................................... $304,996,969 $877,991,177
Shares outstanding ....................................................... 13,261,530 8,555,646
Net asset value per share
a,b
................................................. $23.00 $102.62
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
............... $24.40 $108.88
Class C:
Net assets, at value ...................................................... $4,853,958 $71,667,885
Shares outstanding ....................................................... 229,663 861,618
Net asset value and maximum offering price per share
a,b
........................... $21.14 $83.18
Class R:
Net assets, at value ...................................................... $8,124,153 $20,832,895
Shares outstanding ....................................................... 358,358 216,696
Net asset value and maximum offering price per share
b
............................ $22.67 $96.14
Class R6:
Net assets, at value ...................................................... $139,500,505 $180,486,605
Shares outstanding ....................................................... 5,907,332 1,646,722
Net asset value and maximum offering price per share
b
............................ $23.61 $109.60
Class Y:
Net assets, at value ...................................................... $362,157,702 $779,845,055
Shares outstanding ....................................................... 15,426,206 7,173,905
Net asset value and maximum offering price per share
b
............................ $23.48 $108.71
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statements of Operations
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Investment income:
Dividends: (net of foreign taxes of $1,695,583 and $913,688, respectively)
Unaffiliated issuers ....................................................... $12,931,870 $9,796,606
Non-controlled affiliates (Note 3 g ) ............................................ 1,010,522 220,423
Interest:
Unaffiliated issuers ....................................................... 36,345 75,844
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (37,653) —
Non-controlled affiliates (Note 3 g ) ............................................ 125,675 —
Other incom e (Note 1e) ..................................................... 17,867 11
Total investment income .................................................. 14,084,626 10,092,884
Expenses:
Management fees (Note 3 a ) .................................................. 6,678,823 9,735,794
Administrative fees (Note 3 b ) ................................................. 10,203 23,769
Distribution fees: (Note 3c )
    Class A ............................................................... 684,837 1,873,483
    Class C ............................................................... 45,887 652,974
    Class R ............................................................... 73,507 87,445
Transfer agent fees: (Note 3e )
    Class A ............................................................... 447,769 918,301
    Class C ............................................................... 7,517 79,992
    Class R ............................................................... 23,996 21,436
    Class R6 .............................................................. 54,114 72,097
    Class Y ............................................................... 475,469 791,678
Custodian fees ............................................................ 236,536 74,202
Reports to shareholders fees ................................................. 87,626 103,012
Registration and filing fees ................................................... 86,637 101,372
Professional fees .......................................................... 143,506 210,538
Trustees' fees and expenses (Note 3 f ) .......................................... 24,479 57,987
Interest expense .......................................................... — 8,833
Other ................................................................... 20,978 43,664
Total expenses ........................................................ 9,101,884 14,856,577
Expense reductions (Note 4 ) .............................................. (30,097) (38,880)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) ............................. (1,426,479) —
Net expenses ........................................................ 7,645,308 14,817,697
Net investment income (loss) ........................................... 6,439,318 (4,724,813)

Putnam Funds Trust
Financial Statements
Statements of Operations
(continued)
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $785,705 and $–, respectively)
Unaffiliated issuers ..................................................... 97,023,153 207,628,861
Foreign currency transactions ............................................... (308,511) (82,142)
Forward exchange contracts ................................................ — (1,655,736)
Futures contracts ........................................................ 1,980,738 —
Net realized gain (loss) ................................................. 98,695,380 205,890,983
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 107,226,112 416,774,336
Translation of other assets and liabilities denominated in foreign currencies ............. (60,263) (738)
Forward exchange contracts ................................................ — (2,371,203)
Futures contracts ........................................................ 59,398 —
Change in deferred taxes on unrealized appreciation .............................. 917,212 —
Net change in unrealized appreciation (depreciation) ........................... 108,142,459 414,402,395
Net realized and unrealized gain (loss) ........................................... 206,837,839 620,293,378
Net increase (decrease) in net assets resulting from operations ......................... $213,277,157 $615,568,565

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Emerging Markets Equity Fund Putnam Global Technology Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $6,439,318 $5,297,755 $(4,724,813) $(2,988,686)
Net realized gain (loss) ............ 98,695,380 47,662,103 205,890,983 139,619,075
Net change in unrealized appreciation
(depreciation) ................. 108,142,459 26,454,943 414,402,395 72,665,809
Net increase (decrease) in net
assets resulting from operations . 213,277,157 79,414,801 615,568,565 209,296,198
Distributions to shareholders:
Class A ........................ (1,394,823) (3,212,731) (71,656,231) (38,551,522)
Class C ........................ — (43,685) (7,772,700) (4,625,362)
Class R ........................ (61,138) (61,032) (1,680,390) (751,964)
Class R6 ....................... (932,753) (488,749) (13,596,388) (7,680,007)
Class Y ........................ (1,835,947) (2,699,056) (58,340,982) (31,885,739)
Total distributions to shareholders ..... (4,224,661) (6,505,253) (153,046,691) (83,494,594)
Capital share transactions: (Note 2 )
Class A ........................ (7,209,281) (12,333,293) 16,871,356 (4,341,872)
Class B ........................ — (230,999) — —
Class C ........................ (748,159) (1,766,818) (6,116,255) (6,267,927)
Class R ........................ (9,068,083) 5,575,780 2,728,334 1,942,732
Class R6 ....................... 48,909,973 24,390,650 2,043,177 (7,295,965)
Class Y ........................ 78,667,127 19,118,110 49,405,392 (8,686,879)
Total capital share transactions ....... 110,551,577 34,753,430 64,932,004 (24,649,911)
Net increase (decrease) in net
assets ..................... 319,604,073 107,662,978 527,453,878 101,151,693
Net assets:
Beginning of year .................. 500,029,214 392,366,236 1,403,369,739 1,302,218,046
End of year ...................... $819,633,287 $500,029,214 $1,930,823,617 $1,403,369,739

Putnam Funds Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of fourteen separate funds, two of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer five classes of shares: Class A, Class C, Class R, Class
R6 and Class Y. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At August 31, 2026, certain or all Funds had OTC derivatives in a net liability position by counterparty and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At August 31, 2026, Putnam Global Technology Fund
received $787,037 in U.S. Treasury Bills, Bonds and Notes
as collateral for derivatives.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 8  regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at the
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Putnam Global Technology
Fund $4,278,101 $3,404,640
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
close of Fund business each day; any additional collateral
required due to changes in security values is delivered to
the Fund on the next business day. Any cash collateral
received is deposited into a joint cash account with other
funds and is used to invest in the Putnam Cash Collateral
Pool, LLC, a limited liability company, an affiliate of Putnam
Management. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the  Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Putnam Emerging Markets
Equity Fund Putnam Global Technology Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2026
Shares sold
a
................................... 1,350,713 $27,576,268 1,180,643 $102,882,412
Shares issued in reinvestment of distributions .......... 72,781 1,327,168 936,183 70,840,986
Shares redeemed ............................... (1,788,665) (36,112,717) (1,839,838) (156,852,042)
Net increase (decrease) .......................... (365,171) $(7,209,281) 276,988 $16,871,356
Year ended August 31, 2025
Shares sold
a
................................... 795,151 $12,043,442 1,462,116 $102,479,875
Shares issued in reinvestment of distributions .......... 216,364 3,061,555 536,892 38,178,375
Shares redeemed ............................... (1,861,869) (27,438,290) (2,083,734) (145,000,122)
Net increase (decrease) .......................... (850,354) $(12,333,293) (84,726) $(4,341,872)
Class B
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Emerging Markets
Equity Fund Putnam Global Technology Fund
Shares Amount Shares Amount
Class B Shares:
*
Year ended August 31, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended August 31, 2025
Shares sold ................................... — $— — $—
Shares redeemed ............................... (17,900) (230,999) — —
Net increase (decrease) .......................... (17,900) $(230,999) — $—
Class C
Class C Shares:
Year ended August 31, 2026
Shares sold ................................... 59,835 $1,088,878 110,628 $7,995,627
Shares issued in reinvestment of distributions .......... — — 125,962 7,765,572
Shares redeemed
a
.............................. (100,959) (1,837,037) (312,905) (21,877,454)
Net increase (decrease) .......................... (41,124) $(748,159) (76,315) $(6,116,255)
Year ended August 31, 2025
Shares sold ................................... 35,395 $491,841 141,600 $8,480,576
Shares issued in reinvestment of distributions .......... 3,336 43,669 77,314 4,619,528
Shares redeemed
a
.............................. (162,074) (2,302,328) (322,824) (19,368,031)
Net increase (decrease) .......................... (123,343) $(1,766,818) (103,910) $(6,267,927)
Class R
Class R Shares:
Year ended August 31, 2026
Shares sold ................................... 235,930 $4,786,380 72,049 $5,814,698
Shares issued in reinvestment of distributions .......... 3,393 61,138 23,636 1,678,360
Shares redeemed ............................... (647,203) (13,915,601) (57,375) (4,764,724)
Net increase (decrease) .......................... (407,880) $(9,068,083) 38,310 $2,728,334
Year ended August 31, 2025
Shares sold ................................... 574,831 $8,024,087 80,262 $5,332,375
Shares issued in reinvestment of distributions .......... 4,363 61,032 11,153 751,265
Shares redeemed ............................... (170,341) (2,509,339) (60,604) (4,140,908)
Net increase (decrease) .......................... 408,853 $5,575,780 30,811 $1,942,732
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Putnam Emerging Markets
Equity Fund Putnam Global Technology Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended August 31, 2026
Shares sold ................................... 4,233,793 $83,594,266 503,864 $48,136,748
Shares issued in reinvestment of distributions .......... 47,439 886,637 161,321 13,008,961
Shares redeemed ............................... (1,687,585) (35,570,930) (629,865) (59,102,532)
Net increase (decrease) .......................... 2,593,647 $48,909,973 35,320 $2,043,177
Year ended August 31, 2025
Shares sold ................................... 2,869,714 $43,493,310 656,024 $48,201,157
Shares issued in reinvestment of distributions .......... 33,396 483,577 97,963 7,351,119
Shares redeemed ............................... (1,298,633) (19,586,237) (850,692) (62,848,241)
Net increase (decrease) .......................... 1,604,477 $24,390,650 (96,705) $(7,295,965)
Class Y
Class Y Shares:
Year ended August 31, 2026
Shares sold ................................... 7,611,578 $157,752,775 1,874,037 $175,999,057
Shares issued in reinvestment of distributions .......... 98,180 1,825,169 719,892 57,605,754
Shares redeemed ............................... (3,846,711) (80,910,817) (2,020,399) (184,199,419)
Net increase (decrease) .......................... 3,863,047 $78,667,127 573,530 $49,405,392
Year ended August 31, 2025
Shares sold ................................... 3,937,061 $60,922,545 2,047,683 $149,920,008
Shares issued in reinvestment of distributions .......... 185,816 2,679,470 422,468 31,511,873
Shares redeemed ............................... (2,945,970) (44,483,905) (2,599,169) (190,118,760)
Net increase (decrease) .......................... 1,176,907 $19,118,110 (129,018) $(8,686,879)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
a. Management Fees
Putnam Emerging Markets Equity Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam
Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Putnam Global Technology pays Putnam Management a management fee (based on each Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets).
Such annual rates may vary as follows:
For the year ended August 31, 2026, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the Fund’s average net
Annualized Fee Rate Net Assets
1.080% of the first $5 billion,
1.030% of the next $5 billion,
0.980% of the next $10 billion,
0.930% of the next $10 billion,
0.880% of the next $50 billion,
0.860% of the next $50 billion,
0.850% of the next $100 billion and
0.845% of any excess thereafter.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Gross effective investment management fee rate .................................... 0.962% 0.597%
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. For Putnam Emerging Markets Equity Fund, The performance adjustment rate is equal to
0.03 multiplied by the difference between the Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the MSCI Emerging Markets Index (Net Returns) each measured over the performance period.
The maximum annualized performance adjustment rate is +/- 0.21%. The monthly base fee is determined based on the Fund’s average net assets for the month, while the performance adjustment is determined based on the Fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the Fund underperforms significantly over the performance period, and the Fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the Fund.
Because the performance adjustment is based on the Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the Fund’s shares lose value during the performance period provided that the Fund outperformed its benchmark index, and could decrease
Putnam Management’s fee even if the Fund’s shares increase in value during the performance period provided that the Fund underperformed its benchmark index.
For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.962% of the Fund’s average net assets, which included an effective base fee of 0.898% and an increase of
0.065%, or $449,219 based on performance.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Putnam International Value Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Funds. The fee is paid by
Putnam Management based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
The Funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Funds and their staff who provide administrative services to the Funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Funds. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Funds; (2) a specified rate of the Funds' assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Funds' average assets attributable to such accounts.
Class R6 shares shares of the Funds paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Funds have adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Funds have adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Funds are included in the Trustees' fees and expenses
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $22,782 $149,212
CDSC retained ............................................................. $636 $4,551
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
in the Statements of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the
Statements of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended August 31, 2026, investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through December 30, 2027, to waive fees and/or reimburse the Funds'
expenses to the extent necessary to limit the cumulative expenses of the Funds, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired Fund fees and expenses and payments under the Funds'
investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Funds' average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Emerging Markets Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $14,539,068 $293,471,131 $(291,592,311) $— $— $16,417,888 16,417,888 $1,010,522
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.859% ............. $5,349,500 $167,930,497 $(167,461,072) $— $— $5,818,925 5,818,925 $125,675
Total Affiliated Securities ... $19,888,568 $461,401,628 $(459,053,383) $— $— $22,236,813 $1,136,197
Putnam Global Technology Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $— $296,856,117 $(293,274,807) $— $— $3,581,310 3,581,310 $220,423
Total Affiliated Securities ... $— $296,856,117 $(293,274,807) $— $— $3,581,310 $220,423
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of
Putnam Emerging Markets Equity Fund through December 30, 2027, so that the total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the
Fund’s investment management contract) would not exceed an annual rate of 0.78% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund`s fiscal year end.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' transfer agent fees. During the year ended August 31, 2026, the fees were reduced as noted in the Statements of Operations.
5. Income Taxes
During the year ended August 31, 2026, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
Putnam
Emerging
Markets Equity
Fund
Capital loss utilized carryforwards ................................................................ $22,810,932
Putnam Emerging Markets Equity
Fund Putnam Global Technology Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $4,224,661 $6,505,253 $48,930,856 $16,271,945
Long term capital gain .................... — — 104,115,835 67,222,649
$4,224,661 $6,505,253 $153,046,691 $83,494,594
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, foreign capital gains tax and net operating losses.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, were as follows:
At August 31, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
a a a
Cost of investments ......................................................... $619,223,901 $989,672,709
Unrealized appreciation ....................................................... $232,510,173 $975,023,860
Unrealized depreciation ....................................................... (23,838,620) (34,379,914)
Net unrealized appreciation (depreciation) ......................................... $208,671,553 $940,643,946
Distributable earnings:
Undistributed ordinary income .................................................. $24,431,008 $74,564,195
Undistributed long term capital gains ............................................. 52,707,703 54,200,467
Total distributable earnings .................................................... $77,138,711 $128,764,662
Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Purchases ................................................................ $601,184,234 $993,024,468
Sales .................................................................... $492,057,420 $1,089,756,549
Putnam
Emerging
Markets Equity
Fund
Securities lending transactions
a
:
Equity investments
b
........................................................................... $5,818,925
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Funds as well as the Funds' performance and liquidity.
8. Other Derivative Information
At August 31, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Emerging Markets Equity Fund
Equity contracts ...........
Variation margin on futures
contracts
$ 59,398
a
Variation margin on futures
contracts
$ —
Total .................... $59,398 $—
Putnam Global Technology Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
2,951,699 Unrealized depreciation on OTC
forward exchange contracts
5,765,842
Total .................... $2,951,699 $5,765,842
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
For the year ended August 31, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended August 31, 2026, the average month end notional amount of futures contracts and the average month end contract value for forward exchange contracts were as follows:
See Note 1(c) regarding derivative financial instruments.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2026, the
Funds did not use the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Emerging Markets Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $1,980,738 Futures contracts $59,398
Total ....................... $1,980,738 $59,398
Putnam Global Technology Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts (1,655,736) Forward exchange contracts (2,371,203)
Total ....................... $(1,655,736) $(2,371,203)
Putnam
Emerging
Markets Equity
Fund
Putnam Global
Technology
Fund
Futures contracts ........................................................... $8,708,674 $—
Forward exchange contracts ................................................... — 552,739,158
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Emerging Markets Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 9,517,611 $ — $ — $ 9,517,611
Automobiles .......................... — 23,921,910 — 23,921,910
Banks ............................... 11,175,135 103,261,780 — 114,436,915
Broadline Retail ....................... — 22,161,177 — 22,161,177
Capital Markets ........................ — 15,225,319 — 15,225,319
Communications Equipment .............. — 8,771,104 — 8,771,104
Construction & Engineering ............... — 9,717,993 — 9,717,993
Electrical Equipment .................... — 26,412,845 — 26,412,845
Electronic Equipment, Instruments &
Components ........................ — 33,924,779 — 33,924,779
Financial Services ...................... — 20,176,316 — 20,176,316
Health Care Providers & Services .......... — 7,815,226 — 7,815,226
Independent Power and Renewable Electricity
Producers .......................... — 12,681,241 — 12,681,241
Industrial Conglomerates ................ — 2,286,294 — 2,286,294
Insurance ............................ 4,462,938 21,132,741 — 25,595,679
Interactive Media & Services .............. — 35,029,718 — 35,029,718
IT Services ........................... — 5,245,532 — 5,245,532
Life Sciences Tools & Services ............ — 11,430,169 — 11,430,169
Machinery ............................ — 5,054,304 — 5,054,304
Metals & Mining ....................... — 23,383,674 — 23,383,674
Oil, Gas & Consumable Fuels ............. 6,443,477 14,035,628 — 20,479,105
Personal Care Products ................. — 6,925,019 — 6,925,019
Semiconductors & Semiconductor Equipment . — 213,997,793 — 213,997,793
Technology Hardware, Storage & Peripherals . — 87,774,533 — 87,774,533
Transportation Infrastructure .............. — 12,021,007 — 12,021,007
Water Utilities ......................... 4,145,860 — — 4,145,860
Wireless Telecommunication Services ....... — 33,053,019 — 33,053,019
Preferred Stocks ......................... 11,336,094 — — 11,336,094
Short Term Investments ................... 16,417,888 8,897,932 — 25,315,820
Total Investments in Securities ........... $63,499,003 $764,337,053
b
$— $827,836,056
Other Financial Instruments:
Futures Contracts ....................... $59,398 $— $— $59,398
Total Other Financial Instruments ......... $59,398 $— $— $59,398

Putnam Funds Trust
Notes to Financial Statements

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11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of
Level 1 Level 2 Level 3 Total
Putnam Global Technology Fund
Assets:
Investments in Securities:
a
Common Stocks :
Broadline Retail ....................... $ 48,482,953 $ — $ — $ 48,482,953
Communications Equipment .............. 59,205,625 — — 59,205,625
Construction & Engineering ............... — 13,424,551 — 13,424,551
Electronic Equipment, Instruments &
Components ........................ 22,827,624 38,366,661 — 61,194,285
IT Services ........................... 112,570,853 — — 112,570,853
Machinery ............................ — 24,334,708 — 24,334,708
Semiconductors & Semiconductor Equipment . 564,548,134 332,795,782 — 897,343,916
Software ............................. 293,366,882 — — 293,366,882
Technology Hardware, Storage & Peripherals . 244,563,841 40,497,116 — 285,060,957
Preferred Stocks ......................... — 129,314,300 — 129,314,300
Short Term Investments ................... 3,581,310 5,250,458 — 8,831,768
Total Investments in Securities ........... $1,349,147,222 $583,983,576
c
$— $1,933,130,798
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,951,699 $— $2,951,699
Total Other Financial Instruments ......... $— $2,951,699 $— $2,951,699
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 5,765,842 $ — $ 5,765,842
Total Other Financial Instruments ......... $— $5,765,842 $— $5,765,842
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $755,439,121, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $578,733,118, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements

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Annual Report
the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
12. New Accounting Pronouncements
(continued)

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Emerging Markets Equity Fund and Putnam
Global Technology Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Putnam
Emerging Markets Equity Fund and Putnam Global Technology Fund (two of the funds constituting Putnam Funds Trust, hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31,
2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended August 31, 2026:
Pursuant to:
Putnam Emerging
Markets Equity Fund
Putnam Global
Technology Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $2,995,473 $106,790,054
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) — $4,611,117
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $7,422,247 $7,804,912
Qualified Net Interest Income (QII) §871(k)(1)(C) $352,934 —
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $1,842,410 $57,215,767
Section 163(j) Interest Dividends Earned §163(j) $835,709 $249,548
Interest Earned from Federal Obligations Note (1) $17,739 $70,528
Putnam Emerging
Markets Equity Fund
Foreign Taxes Paid $1,961,735
Foreign Source Income Earned $13,972,961

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Putnam Funds Trust
Putnam Emerging Markets Equity Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company, LLC (“PAC”)
1
, and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements

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for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least December 31, 2027. In addition, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual operating expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, any applicable performance-based upward or downward adjustment to the fund’s base management fee, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would not exceed an annual rate of 0.78% of its average net assets through at least December 31,
2027. During its fiscal year ending in 2025, your fund’s expenses were reduced as a result of this expense limitation. The
Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.

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The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally

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Annual Report
provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Emerging Markets Funds) for the one-year, three-year and five-year periods ended December 31,
2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the three-year period ended December 31, 2025, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2025, there were 732, 688 and 604 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
One-year period Three-year period Five-year period
2nd 1st 3rd

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Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)
The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;
The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and

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The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory
Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment”
under the 1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.
Putnam Global Technology Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company, LLC (“PAC”)
2
, and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers,” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026
.

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Contract Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-
called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-
related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The
Advisor and PSERV have agreed to maintain these expense limitations until at least December 31, 2027. The Advisor and
PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year, three-year, and five-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the five-year period ended December 31, 2025. The Trustees noted and considered the Advisor’s observations about the performance of your fund.
In the Advisor’s view:
The underperformance over the five years is largely a result of weak performance in 2021 that followed a very strong performance year in 2020. The underperformance is explained by both single name detractors as well as country positioning. The largest single name detractors for the five-year period were underweight positions in semiconductor and infrastructure software company Broadcom and Apple, overweight positions in semiconductor company
STMicroelectronics and cloud based communications provider RingCentral, and an out of benchmark position in
Chinese e-commerce company Alibaba.
Further, an underweight to the U.S. during this period led to negative 18.8% underperformance, and an overweight to
China similarly hurt by negative 10.9%. Due to the underperformance the strategy saw in calendar year 2021, there were internal guardrails initiated to limit single stock underweights to a maximum of 5%, as well as country exposure weights. The strongest contributors for the five-year period were overweight positions in Japanese semiconductor company Renesas Electronics Corporation, data storage company Seagate Technology and enterprise software and cloud computing company Oracle Corporation, along with an underweight position in financial technology company
PayPal Holdings Incorporated and an out of benchmark position in business information services company Thomson
Reuters.
The Trustees considered the Advisor’s observation that the fund is four-star rated by Morningstar, Inc. The Trustees also noted
that the Advisor remained confident in the fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate

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measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)
The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

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The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and
The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory
Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment” under the
1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.

PFT8-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 27, 2026